Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit before income taxes	₩ 3,796,257	₩ 3,170,472	₩ 3,140,577
Non-cash items included in profit before tax	(3,994,951)	(3,521,190)	(3,659,957)
Changes in operating assets and liabilities	(6,097,440)	(2,629,568)	(2,401,949)
Net interest paid	(3,710,093)	(4,080,122)	(4,700,685)
Dividend received from subsidiaries	265,887	309,876	310,852
Income tax refunds	(664,286)	(561,604)	(640,393)
Net cash provided by operating activities	1,021,334	3,797,177	2,970,314
Cash flows from investing activities
Other, net	(10,435)	48,156	(22,173)
Net cash provided by (used in) investing activities	(10,703,638)	(7,593,874)	(5,288,599)
Cash flows from financing activities
Issuance of hybrid bonds	224,466	0	199,455
Redemption of hybrid bonds	(300,000)	(240,000)	0
Redemption of preferred stock	0	(1,125,906)	0
Net increase (decrease) in borrowings	3,047,844	3,389,832	(1,557,883)
Issuance of debt securities issued	20,006,957	15,916,866	16,512,720
Repayments of securities issued	(12,222,815)	(11,988,965)	(12,867,244)
Dividends paid	(706,565)	(669,103)	(546,160)
Net cash provided by financing activities	10,332,453	4,844,620	1,312,750
Net increase (decrease) in cash and cash equivalents	604,114	1,025,285	(997,160)
Cash and cash equivalents at beginning of period	5,632,536	4,607,251	5,604,411
Cash and cash equivalents at end of period	6,236,650	5,632,536	4,607,251
Parent Company only
Cash flows from operating activities
Profit before income taxes	755,341	1,470,666	891,774
Non-cash items included in profit before tax	(774,385)	(1,480,864)	(876,454)
Changes in operating assets and liabilities	(66,339)	320,716	(456,937)
Net interest paid	(149,642)	(158,620)	(182,277)
Dividend received from subsidiaries	930,112	1,646,139	1,063,347
Income tax refunds	100	0	0
Net cash provided by operating activities	695,187	1,798,037	439,453
Cash flows from investing activities
Loan collection (origination) to non-banking subsidiaries	(300,000)	300,000	102,500
Acquisition of subsidiary	(30,000)	(500,000)	0
Other, net	(715)	(1,308)	(205)
Net cash provided by (used in) investing activities	(330,715)	(201,308)	102,295
Cash flows from financing activities
Issuance of hybrid bonds	224,466	0	199,455
Redemption of hybrid bonds	(300,000)	(240,000)	0
Redemption of preferred stock	0	(1,125,906)	0
Net increase (decrease) in borrowings	0	0	(2,500)
Issuance of debt securities issued	1,497,588	1,597,413	1,497,553
Repayments of securities issued	(1,080,000)	(1,660,000)	(1,310,000)
Dividends paid	(706,565)	(669,103)	(546,160)
Net cash provided by financing activities	(364,511)	(2,097,596)	(161,652)
Net increase (decrease) in cash and cash equivalents	(39)	(500,867)	380,096
Cash and cash equivalents at beginning of period	39	500,906	120,810
Cash and cash equivalents at end of period	₩ 0	₩ 39	₩ 500,906